Financial Instruments and Financial Risk Management - Schedule of Financial Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial assets at fair value through profit or loss [Member]
Financial assets
Cash and cash equivalents
Accounts receivable (excluding prepaid expenses)
Long-term deposits and restricted deposits
Debt investments at fair value through profit or loss	592	555
Equity securities	82	82
Debt investments at fair value through OCI
Total financial assets	674	637
Financial assets at fair value through OCI [Member]
Financial assets
Cash and cash equivalents
Accounts receivable (excluding prepaid expenses)
Long-term deposits and restricted deposits
Debt investments at fair value through profit or loss
Equity securities
Debt investments at fair value through OCI	9,496	9,256
Total financial assets	9,496	9,256
Financial assets at amortized cost [Member]
Financial assets
Cash and cash equivalents	12,267	15,081
Accounts receivable (excluding prepaid expenses)	12,033	3,446
Long-term deposits and restricted deposits	400	124
Debt investments at fair value through profit or loss
Equity securities
Debt investments at fair value through OCI
Total financial assets	24,700	18,651
Total financial assets [Member]
Financial assets
Cash and cash equivalents	12,267	15,081
Accounts receivable (excluding prepaid expenses)	12,033	3,446
Long-term deposits and restricted deposits	400	124
Debt investments at fair value through profit or loss	592	555
Equity securities	82	82
Debt investments at fair value through OCI	9,496	9,256
Total financial assets	$ 34,870	$ 28,544